Called up share capital and other equity instruments - Maximum obligation to deliver HSBC Holdings ordinary shares (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Maximum shares required to deliver all outstanding options (in shares)	163,567,253	152,667,912
Number of shares held in employee benefit trust (in shares)	5,397,395	5,928,890